Mortgages and Other Loans (Details) $ in Thousands	3 Months Ended
Dec. 31, 2021 USD ($)
Mortgages and Other Loans [Abstract]
Percentage of capital required	35.00%
Acquisition loans for periods	3 years
Percentage of land acquisition costs	60.00%
Annual interest rate on acquisition loans	4.875%
Net of issuance costs (in Dollars)	$ 21